Loans and Borrowings - Summary of Loans and Borrowings (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Loan agreements [line items]
Current loan agreements	€ 3,286	€ 14,440
Non-current loan agreements	59,496	0
Loan Agreement - April 25, 2023
Loan agreements [line items]
Current loan agreements	3,286	0
Non-current loan agreements	59,496	0
Loan Agreement - May 02, 2022
Loan agreements [line items]
Current loan agreements	0	14,440
Non-current loan agreements	€ 0	€ 0